INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 16,634	$ 15,176
Accumulated amortization	8,736	8,600
Intangible assets, net	$ 7,898	6,576
Useful lives	7 years
Amortization expense	$ 136	0	$ 1,544
Intangible assets acquired	3,274	3,412	$ 1,407
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	13,755	13,109
Accumulated amortization	8,600	8,600
Intangible assets, net	5,155	4,509
Intangible assets acquired	646
Intangible assets acquired, not resulted in cash flows	18
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	2,879	2,067
Accumulated amortization	136
Intangible assets, net	$ 2,743	$ 2,067